Related Party Disclosures - Additional Information (Detail) - GBP (£)		12 Months Ended
	Jun. 03, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Amount outstanding		£ 0	£ 0	£ 35,249
Amount paid to trust by the company		£ 325,000	£ 0
Shares purchased by the trust		163,000	0
Cash balance held by the trust		£ 21,762	£ 3,600
Novartis Pharma AG [member]
Disclosure of transactions between related parties [line items]
Convertible loan issued	3,463,563
Share price per share	£ 1
Cash consideration received	£ 3,463,563